Borrowings (Details 2) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
2015	$ 129	$ 168
2016	1,648	944
2017	1,811	1,675
2018	2,140	2,640
2019	963
Total	$ 6,691	$ 5,427	$ 4,057	$ 1,739	$ 2